Analysis of cash flows (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Analysis of cash flows [Abstract]
Profit for the period		£ 37	£ 70
Taxation		69	28
Revaluation and retranslation of financial instruments		34	11
Finance costs		174	178
Finance and investment income		(39)	(49)
Earnings from associates		(14)	(17)
Profit (loss) from operating activities		261	221
Adjustments for:
Non-cash share-based incentive plans (including share options)		49	41
Depreciation of property, plant and equipment		66	82
Depreciation of right-of-use assets		98	101
Goodwill impairment		0	116
Impairment of investments in associates		2	0
Property-related impairment charges		22	5
Amortisation and impairment of acquired intangible assets		26	32
Amortisation of other intangible assets		24	20
Losses/(gains) on disposal of investments and subsidiaries		4	(2)
Operating cash flow before movements in working capital and provisions		552	616
Decrease in working capital		(1,001)	(1,333)
Increase/(decrease) in provisions		14	(15)
Cash used by operations		(435)	(732)
Corporation and overseas tax paid		(120)	(168)
Interest paid on lease liabilities		(47)	(50)
Other interest and similar charges paid		(129)	(117)
Interest received		44	24
Investment income		6	5
Dividends from associates		26	15
Contingent consideration liability payments recognised in operating activities		(5)	(13)
Net cash outflow from operating activities	[1]	£ (660)	£ (1,036)

[1]	Contingent consideration liability payments in excess of the amount determined at acquisition are recorded as operating activities.